Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 139.63%
Corporate Revenue Bonds — 2.00%
Minneapolis Community Planning & Economic Development Department
(Limited Tax Supported Common Bond Fund) Series A 6.25% 12/1/30	1,000,000	$1,024,630
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,415,000	2,470,545
		3,495,175
Education Revenue Bonds — 23.09%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.375% 7/1/52	1,100,000	1,185,635
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	1,055,687
Series A 5.00% 3/1/39	170,000	179,948
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	294,108
Series A 5.00% 7/1/45	445,000	474,010
Deephaven Charter School
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	666,216
Series A 5.25% 7/1/40	500,000	562,125
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Duluth Housing & Redevelopment Authority
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,200,000	$1,330,920
Forest Lake Minnesota Charter School Revenue
(Lake International Language Academy)
Series A 5.375% 8/1/50	915,000	1,057,969
Series A 5.75% 8/1/44	705,000	744,473
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	272,307
Series A 5.00% 7/1/44	775,000	818,198
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	750,000	805,508
Series A 5.00% 7/1/47	900,000	960,174
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	205,000	218,034
5.50% 8/1/49	990,000	1,052,340
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,250,000	1,357,075
(Carleton College)
4.00% 3/1/36	485,000	551,678
5.00% 3/1/44	905,000	1,091,267

(College of St. Benedict) 4.00% 3/1/36	410,000	459,778
(Gustavus Adolphus College) 5.00% 10/1/47	2,600,000	3,032,822
(Macalester College)
4.00% 3/1/42	900,000	1,022,481
4.00% 3/1/48	600,000	682,248

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Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series A 4.00% 10/1/38	920,000	$1,039,784
Series A 5.00% 10/1/45	785,000	939,229
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	274,283
Series 8-I 5.00% 10/1/34	35,000	40,707
(St. Olaf College)
4.00% 10/1/46	1,000,000	1,191,500
Series 8-N 4.00% 10/1/35	590,000	672,600

(Trustees Of The Hamline University Of Minnesota) Series B 5.00% 10/1/47	1,055,000	1,166,482
(University of St. Thomas)
4.00% 10/1/32	250,000	297,457
4.00% 10/1/44	645,000	748,090
5.00% 10/1/40	750,000	944,340
Series 7-U 5.00% 4/1/22	750,000	775,770
Series A 4.00% 10/1/37	500,000	575,000
Otsego Charter School
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	244,347
Series A 5.00% 9/1/44	400,000	420,004
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	1,000,000	1,031,240
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	375,000	340,373
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	825,000	889,911
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	200,000	$221,136
Series A 144A 5.50% 7/1/38 #	240,000	276,259

(Hmong College Prep Academy Project) Series A 5.00% 9/1/40	215,000	261,324
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	750,000	788,707
Series A 6.375% 9/1/31	750,000	756,323

(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	699,489
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,515,900
Series A 5.00% 9/1/42	2,000,000	2,445,480
Series A 5.00% 4/1/44	1,500,000	1,889,235
		40,319,971
Electric Revenue Bonds — 13.73%
Central Minnesota Municipal Power Agency Revenue
(Brookings Southeast Twin Cities Transportation) 5.00% 1/1/32	1,130,000	1,155,854
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,000,000	1,021,710
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	526,488
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	574,350
5.00% 10/1/26	500,000	573,300
5.00% 10/1/27	320,000	366,016
5.00% 10/1/47	1,755,000	2,081,500

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	$106,705
Series A 5.00% 1/1/30	340,000	362,743
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	175,000	170,187
Series AAA 5.25% 7/1/25 ‡	100,000	97,500
Series CCC 5.25% 7/1/27 ‡	800,000	780,000
Series WW 5.00% 7/1/28 ‡	770,000	748,825
Series XX 4.75% 7/1/26 ‡	105,000	101,719
Series XX 5.25% 7/1/40 ‡	300,000	292,500
Series XX 5.75% 7/1/36 ‡	375,000	367,969
Series ZZ 4.75% 7/1/27 ‡	85,000	82,344
Series ZZ 5.25% 7/1/24 ‡	140,000	136,500
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	605,000	724,185
Series A 5.00% 12/1/47	985,000	1,169,382
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	280,699
Series A 5.00% 1/1/47	1,650,000	1,995,032
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
Series A 4.00% 10/1/33	285,000	323,506
Series B 4.00% 10/1/37	800,000	901,152
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,210,510
Series A 5.00% 1/1/26	1,000,000	1,069,700
Series A 5.00% 1/1/49	3,860,000	4,747,183
		23,967,559
Healthcare Revenue Bonds — 38.37%
Anoka Health Care Facilities Revenue
5.375% 11/1/34	610,000	652,962
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,160,000	$1,206,353
5.00% 9/1/58	1,605,000	1,685,828
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
4th Tier Series D 7.00% 1/1/37	685,000	558,926
Series B 5.00% 1/1/47	715,000	522,036
Series D 7.25% 1/1/52	1,035,000	803,491
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System- St. Peter Communities Project) Series A 5.50% 12/1/48	500,000	523,315
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/27	500,000	567,160
City of Bethel
(The Lodge at Lakes at Stillwater Project) 5.25% 6/1/58	1,775,000	1,849,674
City of Center City, Minnesota Healthcare Facilities Revenue Refunding
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	200,000	229,050

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Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,390,000	$1,446,517
Cloquet Housing Facilities Revenue
(HADC Cloquet Project) Series A 5.00% 8/1/48	500,000	500,220
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	379,313
Series A 144A 5.00% 8/1/51 #	755,000	773,596
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	285,135
Series A 5.00% 4/1/40	270,000	274,588
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	1,810,000	2,180,091
(St. Luke's Hospital Authority Obligation Group)
5.75% 6/15/32	2,000,000	2,065,420
6.00% 6/15/39	1,000,000	1,033,620
Hayward
(American Baptist Homes Midwest) 5.75% 2/1/44	500,000	508,990
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(St. John's Lutheran Home of Albert Lea) 5.375% 10/1/44	260,000	$261,706
Housing & Redevelopment Authority of The City of St Paul Minnesota
Series A 5.00% 12/1/30	300,000	374,247
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	1,129,080
(North Memorial Health Care) 5.00% 9/1/30	865,000	996,757
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	1,500,000	1,590,240
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	3,263,636
Series A 5.00% 11/15/33	500,000	584,165
Series A 5.00% 11/15/34	500,000	583,465
Series A 5.00% 11/15/49	2,000,000	2,417,640
Minneapolis Senior Housing & Healthcare Revenue (Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	862,520
5.375% 11/1/50	200,000	203,204

(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	220,000	223,562

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/29	585,000	$718,111
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,315,343
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,860,000	5,003,370
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/30	1,000,000	1,019,050
Series A 5.30% 9/1/37	600,000	616,482
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	217,185
5.00% 9/1/34	165,000	179,296
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,585,000	1,782,539
5.00% 5/1/48	3,150,000	3,901,621
Series A 4.00% 5/1/37	1,295,000	1,455,761
Series A 5.00% 5/1/46	4,800,000	5,673,168
Series B 5.00% 5/1/24	1,400,000	1,580,166
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	1,024,867
Series A 5.00% 11/15/47	680,000	827,805
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/29	2,000,000	$2,352,640
Series A 5.00% 7/1/32	1,100,000	1,291,092
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
Series A 5.00% 12/1/36	750,000	909,900
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,200,000	1,207,716
Series A 4.75% 11/1/31	740,000	740,666
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	525,685
4.00% 8/1/44	350,000	367,773
5.00% 8/1/54	400,000	430,536
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	466,195
4.75% 7/1/27	785,000	787,057
5.00% 7/1/34	750,000	751,687
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,313,962
		66,996,180

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Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 1.99%
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) Series C 5.00% 8/1/33	1,390,000	$1,579,693
Minnesota State Housing Finance Agency
Series I 2.20% 1/1/51	835,000	826,525
Homeownership (Mortgage-Backed Securities Program) Series G 4.40% 7/1/32 (GNMA) (FNMA)	490,000	490,000
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	560,000	580,468
		3,476,686
Lease Revenue Bonds — 8.53%
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	848,874
Series A 5.00% 6/1/38	5,500,000	5,960,295
Series A 5.00% 6/1/43	1,750,000	1,890,157
Minnesota State Housing Finance Agency
(Non Ace - State Appropriated Housing) Series C 5.00% 8/1/36	1,000,000	1,132,200
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	1,040,000	1,044,025
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/36	4,000,000	$4,014,800
		14,890,351
Local General Obligation Bonds — 13.18%
Brainerd Independent School District No. 181
(General Obligation School Building Bonds)
Series A 4.00% 2/1/38	1,500,000	1,710,660
Series A 4.00% 2/1/43	1,500,000	1,698,285
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/28	1,185,000	1,324,652
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	600,000	689,190
Duluth, Minnesota
(Improvement DECC) Series A 5.00% 2/1/34	545,000	646,882
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,500,000	1,746,420
Hennepin County
Series A 5.00% 12/1/36	1,190,000	1,457,286
Series A 5.00% 12/1/37	1,240,000	1,541,531
Series A 5.00% 12/1/41	1,060,000	1,288,663
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/28	515,000	598,404

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	190,000	$226,742
Series A 4.00% 2/1/37	250,000	297,638
Series A 4.00% 2/1/38	260,000	308,937
Series B 4.00% 2/1/36	400,000	477,352
Series B 4.00% 2/1/37	530,000	630,992
Series B 4.00% 2/1/38	550,000	653,521
Mounds View Independent School District No. 621
(School Building) Series A 4.00% 2/1/43	2,000,000	2,270,120
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,300,000	1,567,072
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/26	1,000,000	1,074,840
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,595,000	2,809,191
		23,018,378
Pre-Refunded/Escrowed to Maturity Bonds — 16.16%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington) Series B 8.375% 9/1/21 (GNMA) (AMT)	7,055,000	7,145,657
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Deephaven Charter School
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	$550,885
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/32-22 §	700,000	742,007
Minnesota State
(State Trunk Highway)
Series B 5.00% 10/1/22-21 §	5,500,000	5,566,715
Series B 5.00% 10/1/29-21 §	3,315,000	3,355,211
Rochester Electric Utility Revenue
Series B 5.00% 12/1/30-23 §	1,300,000	1,450,514
Series B 5.00% 12/1/43-23 §	1,000,000	1,115,780
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	471,346
Series A 5.00% 11/15/30-25 §	290,000	346,051
University of Minnesota
Series D 5.00% 12/1/36-21 §	2,655,000	2,708,923
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/33-24 §	1,000,000	1,118,440
Series A 5.00% 1/1/40-24 §	750,000	838,830
Series A 5.00% 1/1/46-24 §	2,500,000	2,796,100
		28,206,459
Special Tax Revenue Bonds — 3.33%
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	153,686

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Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/29	165,000	$179,812
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,250,000	1,422,675
Series A-1 4.75% 7/1/53	1,000,000	1,138,530
Series A-1 5.00% 7/1/58	1,600,000	1,848,176
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,072,211
		5,815,090
State General Obligation Bonds — 8.87%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	985,000	888,962
Minnesota State
Series A 5.00% 8/1/30	500,000	658,495
Series A 5.00% 8/1/33	1,080,000	1,450,354
Series A 5.00% 8/1/35	1,895,000	2,475,116
Series A 5.00% 8/1/40	2,500,000	3,305,100
Series E 5.00% 10/1/26	1,480,000	1,821,170
(Various Purposes)
Series A 5.00% 8/1/38	500,000	637,300
Series F 5.00% 10/1/22	4,000,000	4,243,200
		15,479,697
Transportation Revenue Bonds — 7.30%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series A 5.00% 1/1/31	410,000	498,380
Series A 5.00% 1/1/32	1,255,000	1,522,001
Series A 5.00% 1/1/49	2,000,000	2,492,500
Series B 5.00% 1/1/26	540,000	552,766
Series B 5.00% 1/1/26 (AMT)	500,000	555,655
Series B 5.00% 1/1/27	1,190,000	1,218,132
Series B 5.00% 1/1/31	250,000	255,695
Series B 5.00% 1/1/30	500,000	511,465
Series C 5.00% 1/1/33	2,000,000	2,425,660
Series C 5.00% 1/1/36	1,000,000	1,209,760
Series C 5.00% 1/1/46	1,245,000	1,505,690
		12,747,704
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 3.08%
Guam Government Waterworks Authority
5.00% 7/1/40	840,000	$978,180
Metropolitan Council Waste Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,194,647
Series C 4.00% 3/1/31	1,355,000	1,576,326
Series C 4.00% 3/1/32	1,405,000	1,630,840
		5,379,993
Total Municipal Bonds (cost $229,866,470)		243,793,243

Short-Term Investments — 1.37%
Variable Rate Demand Notes — 1.37%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.02% 11/15/48 (LOC – Wells Fargo Bank N.A.)	500,000	500,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1 0.03% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	785,000	785,000
Series B-2 0.03% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Total Short-Term Investments (cost $2,385,000)		2,385,000

Total Value of Securities—141.00% (cost $232,251,470)		$246,178,243
Liquidation Value of Preferred – (42.96%)		(75,000,000)
Receivables and Other Assets Net of Liabilities—1.96%		3,417,318
Net Assets Applicable to 11,504,975 Shares Outstanding—100.00%		$174,595,561
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

8    NQ-OVJ [6/21] 8/21 (1750188)

(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $5,152,089, which represents 2.95% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2021.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
NQ-OVJ [6/21] 8/21 (1750188)    9